STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Sponsor	Common Stock Representative	Common Stock	Additional Paid-in Capital Sponsor	Additional Paid-in Capital Representative	Additional Paid-in Capital	Accumulated Deficit	Sponsor	Representative	Total
Beginning balance at Sep. 01, 2021			$ 0			$ 0	$ 0			$ 0
Beginning balance (in shares) at Sep. 01, 2021			0
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Issuance of common stock to Sponsor	$ 517	$ 18		$ 24,483	$ 897			$ 25,000	$ 915
Issuance of common stock to Sponsor (in shares)	5,175,000	180,000
Sale of 796,000 Private Placement Units			$ 80			7,959,920				7,960,000
Sale of 796,000 Private Placement Units (in shares)			796,000
Proceeds allocated to Public Rights						17,595,000				17,595,000
Accretion of Common stock subject to redemption						(24,217,520)				(24,217,520)
Net income (loss)							(235,380)			(235,380)
Ending balance at Dec. 31, 2021			$ 615			1,362,780	(235,380)			1,128,015
Ending balance (in shares) at Dec. 31, 2021			6,151,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Accretion of Common stock subject to redemption						$ (1,362,780)	(2,750,772)			(4,113,552)
Net income (loss)							1,015,702			1,015,702
Ending balance at Dec. 31, 2022			$ 615				$ (1,970,450)			$ (1,969,835)
Ending balance (in shares) at Dec. 31, 2022			6,151,000